Earnings per share (“EPS”) (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Reconciliation of Numerator and Denominator Used in Basic and Diluted EPS Computations
	Year ended December 31, 2020
For the year ended December 31, 2020	Earnings (numerator)	Shares (denominator)	Per share amount
Net earnings	192.6
Less preferred share dividends:
Series D	(10.1)
Series E	(11.2)
Series G	(16.0)
Series H	(17.8)
Series I	(12.0)
Basic EPS:
Net earnings attributable to common shareholders	$125.5	241,502,000	$0.52
Effect of dilutive securities:
Share-based compensation	—	541,000
Fairfax warrants	—	3,096,000
Holdback shares	—	5,375,000
Diluted EPS(1):
Net earnings attributable to common shareholders	$125.5	250,514,000	$0.50
(1)	The Exchangeable Notes are not included in the computation of diluted EPS when their effects are anti-dilutive.

	Year ended December 31, 2019
For the year ended December 31, 2019	Earnings (numerator)	Shares (denominator)	Per share amount
Net earnings	$439.1
Less preferred share dividends:
Series D	(14.1)
Series E	(11.2)
Series G	(16.0)
Series H	(17.8)
Series I	(12.0)
Basic EPS:
Net earnings attributable to common shareholders	$368.0	214,499,000	$1.72
Effect of dilutive securities:
Share-based compensation	—	471,000
Fairfax warrants	—	4,902,000
Diluted EPS:
Net earnings attributable to common shareholders	$368.0	219,872,000	$1.67

18.     Earnings per share (“EPS”) (continued):

	Year ended December 31, 2018
For the year ended December 31, 2018	Earnings (numerator)	Shares (denominator)	Per share amount
Net earnings	$278.8
Less preferred share dividends:
Series D	(14.6)
Series E	(11.2)
Series F	(8.3)
Series G	(16.0)
Series H	(17.8)
Series I	(3.4)
Basic EPS:
Net earnings attributable to common shareholders	$207.5	154,848,000	$1.34
Effect of dilutive securities:
Share-based compensation	—	91,000
Fairfax warrants	—	3,129,000
Diluted EPS(1):
Net earnings attributable to common shareholders	$207.5	158,068,000	$1.31

(1)	The convertible Series F preferred shares are not included in the computation of diluted EPS when their effects are anti-dilutive.